Borrowings - Additional Information (Details) $ in Thousands	6 Months Ended
Jun. 30, 2018 USD ($)
Debt Instrument [Line Items]
Restrictive covenants	As of June 30, 2018, Navios Partners was in compliance with the financial covenants and/or the prepayment and/or the cure provisions as applicable in each of its credit facilities.
July 2012 Credit Facility and June 2017 Credit Facility
Debt Instrument [Line Items]
Restrictive covenants	The credit facilities contain a number of restrictive covenants that prohibit or limit Navios Partners from, among other things: incurring or guaranteeing indebtedness; entering into affiliate transactions; charging, pledging or encumbering the vessels; changing the flag, class, management or ownership of Navios Partners’ vessels; changing the commercial and technical management of Navios Partners’ vessels; selling or changing the beneficial ownership or control of Navios Partners’ vessels; not maintaining Navios Holdings’ (or its affiliates) ownership in Navios Partners of at least 15.0%; and subordinating the obligations under the credit facilities to any general and administrative costs relating to the vessels, including the fixed daily fee payable under the management agreement.
Description of violation or event of default	The credit facilities require compliance with a number of financial covenants, including: (i) maintain a required security amount ranging over 120% to 140%; (ii) minimum free consolidated liquidity in an amount equal to at least $650 per owned vessel; (iii) maintain a ratio of EBITDA to interest expense of at least 2.00:1.00; (iv) maintain a ratio of total liabilities or total debt to total assets (as defined in our credit facilities) ranging of less than 0.75; and (v) maintain a minimum net worth to $135,000.
Minimum net worth required for compliance	$ 135,000
July 2012 Credit Facility and June 2017 Credit Facility | Minimum
Debt Instrument [Line Items]
Ratio of EBITDA to interest expense	200.00%
Security cover ratio	120.00%
July 2012 Credit Facility and June 2017 Credit Facility | Minimum | Navios Holdings
Debt Instrument [Line Items]
Ownership percentage of Navios Holdings	15.00%
July 2012 Credit Facility and June 2017 Credit Facility | Maximum
Debt Instrument [Line Items]
Security cover ratio	140.00%
Term Loan B Facility including addition
Debt Instrument [Line Items]
Restrictive covenants	The credit facilities contain a number of restrictive covenants that prohibit or limit Navios Partners from, among other things: incurring or guaranteeing indebtedness; entering into affiliate transactions; charging, pledging or encumbering the vessels; changing the flag, class, management or ownership of Navios Partners’ vessels; changing the commercial and technical management of Navios Partners’ vessels; selling or changing the beneficial ownership or control of Navios Partners’ vessels; not maintaining Navios Holdings’ (or its affiliates) ownership in Navios Partners of at least 15.0%; and subordinating the obligations under the credit facilities to any general and administrative costs relating to the vessels, including the fixed daily fee payable under the management agreement.
Description of violation or event of default	The Term Loan B Agreement also provides for customary events of default, prepayment and cure provisions.
New Term Loan B Facility | Minimum
Debt Instrument [Line Items]
Loan to value ratio	80.00%
New Term Loan B Facility | Maximum
Debt Instrument [Line Items]
Loan to value ratio	100.00%
Prior to any distributions | July 2012 Credit Facility and June 2017 Credit Facility
Debt Instrument [Line Items]
Minimum free consolidated liquidity	$ 650